American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2021

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
Focused Dynamic Growth Fund G Class	263,773	15,789,468
NT Equity Growth Fund G Class	1,246,376	15,791,585
NT Focused Large Cap Value Fund G Class	2,983,093	38,839,876
NT Growth Fund G Class	1,044,406	23,342,473
NT Heritage Fund G Class	1,204,056	19,818,769
NT Mid Cap Value Fund G Class	1,633,758	24,457,362
Small Cap Growth Fund G Class	177,113	5,003,440
Small Cap Value Fund G Class	437,484	4,996,069
Sustainable Equity Fund G Class	685,106	29,459,561
		177,498,603
International Equity Funds — 25.5%
Non-U.S. Intrinsic Value Fund G Class	1,158,281	11,849,218
NT Emerging Markets Fund G Class	1,193,288	18,245,374
NT Global Real Estate Fund G Class	623,124	7,608,347
NT International Growth Fund G Class	1,408,591	20,762,626
NT International Small-Mid Cap Fund G Class	528,675	7,829,678
NT International Value Fund G Class	992,709	10,403,594
		76,698,837
Domestic Fixed Income Funds — 11.3%
Inflation-Adjusted Bond Fund G Class	366,357	4,649,065
NT Diversified Bond Fund G Class	2,117,654	23,654,196
NT High Income Fund G Class	583,367	5,833,669
		34,136,930
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund G Class	326,835	3,467,717
Global Bond Fund G Class	901,224	9,426,806
		12,894,523
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $241,240,814)		301,228,893
OTHER ASSETS AND LIABILITIES†		136
TOTAL NET ASSETS — 100.0%		$301,229,029

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$10,697	$3,193	$1,383	$3,282	$15,789	264	$230	$77
NT Equity Growth Fund	10,532	3,573	53	1,740	15,792	1,246	(6)	1,434
NT Focused Large Cap Value Fund(3)	25,660	9,532	3,676	7,324	38,840	2,983	(112)	878
NT Growth Fund	15,569	6,972	1,639	2,440	23,342	1,044	43	2,048
NT Heritage Fund	13,600	5,535	2,332	3,016	19,819	1,204	120	1,521
NT Mid Cap Value Fund	16,273	4,671	2,569	6,082	24,457	1,634	(135)	589
Small Cap Growth Fund	3,471	877	380	1,035	5,003	177	75	402
Small Cap Value Fund	3,185	302	799	2,308	4,996	437	101	49
Sustainable Equity Fund	19,666	4,365	494	5,923	29,460	685	7	285
Non-U.S. Intrinsic Value Fund	7,658	2,396	988	2,783	11,849	1,158	(130)	253
NT Emerging Markets Fund	12,535	4,961	2,003	2,752	18,245	1,193	178	262
NT Global Real Estate Fund	5,093	1,378	79	1,216	7,608	623	(5)	108
NT International Growth Fund	13,999	4,038	408	3,134	20,763	1,409	7	548
NT International Small-Mid Cap Fund	5,432	1,083	288	1,603	7,830	529	(11)	255
NT International Value Fund	6,663	2,246	514	2,009	10,404	993	(14)	263
Inflation-Adjusted Bond Fund	2,926	1,625	—	98	4,649	366	—	17
NT Diversified Bond Fund	15,191	9,822	562	(797)	23,654	2,118	(6)	513
NT High Income Fund	3,715	1,785	—	334	5,834	583	—	217
Emerging Markets Debt Fund	2,145	1,257	—	66	3,468	327	—	94
Global Bond Fund	5,977	3,459	—	(9)	9,427	901	—	52
	$199,987	$73,070	$18,167	$46,339	$301,229	19,874	$342	$9,865
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.